CAUSEWAY INTERNATIONAL VALUE FUND
CAUSEWAY INTERNATIONAL VALUE FUND
Investment Objective
The Fund’s investment objective is to seek long-term growth of capital and income.
Fees and Expenses
The following table shows the fees and expenses that you pay if you buy and hold shares of the Fund.
Shareholder Transaction Fees (fees paid directly from your investment)
Shareholder Fees - CAUSEWAY INTERNATIONAL VALUE FUND	Institutional Class	Investor Class
Sales Charge (Load) on Purchases and Reinvested Distributions	none	none
Deferred Sales Charge (Load)	none	none
Redemption Fee on shares held less than 60 days (as a percentage of amount redeemed)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - CAUSEWAY INTERNATIONAL VALUE FUND	Institutional Class	Investor Class
Management Fees	0.80%	0.80%
Other Expenses	0.10%	0.10%
Shareholder Service Fees	none	0.25%
Total Annual Fund Operating Expenses	0.90%	1.15%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - CAUSEWAY INTERNATIONAL VALUE FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	92	287	498	1,108
Investor Class	117	365	633	1,398

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Principal Investment Strategies and Risks What are the Fund’s principal investment strategies?
The Fund invests primarily in common stocks of companies located in developed countries outside the U.S. Normally, the Fund invests at least 80% of its total assets in stocks of companies located in at least ten foreign countries and invests the majority of its total assets in companies that pay dividends or repurchase their shares. There is no limit on investments in any one country. The Fund may invest up to 10% of its total assets in companies in emerging (less developed) markets.

The Investment Adviser determines the country where a company is located, and thus whether a company is located outside the U.S. or in an emerging market, by referring to: its stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; its MSCI country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located. These categories are designed to identify investments that are tied economically to, and subject to the risks of, investing outside the U.S. The Fund considers a country to be an emerging market if the country is included in the MSCI Emerging Markets Index.

When investing the Fund’s assets, the Investment Adviser follows a value style, performing fundamental research supplemented by quantitative analysis. Quantitative screens narrow the universe of investment candidates by applying market capitalization and valuation screens. To select investments, the Investment Adviser then performs fundamental research, which generally includes company-specific research, company visits, and interviews of suppliers, customers, competitors, industry analysts, and experts. The Investment Adviser also applies a proprietary quantitative risk model to adjust return forecasts based on risk assessments. Using a value style means that the Investment Adviser buys stocks that it believes have lower prices than their true worth. For example, stocks may be “undervalued” because the issuing companies are in industries that are currently out of favor with investors. However, even in those industries, certain companies may have high rates of growth of earnings and be financially sound.

The Investment Adviser considers whether a company has each of the following value characteristics in purchasing or selling securities for the Fund:
  Low price-to-earnings ratio (stock price divided by earnings per share) relative to the sector
  High yield (percentage rate of return paid on a stock in dividends and share repurchases) relative to the market
  Low price-to-book value ratio (stock price divided by book value per share) relative to the market
  Low price-to-cash flow ratio (stock price divided by net income plus noncash charges per share) relative to the market
  Financial strength
Generally, price-to-earnings and yield are the most important factors.

The Fund may invest in companies of any market capitalization, and is not required to invest a minimum amount and is not limited to investing a maximum amount in any particular country.
What are the main risks of investing in the Fund?
As with any mutual fund, the Fund’s value, and therefore the value of your Fund shares, may go down. This may occur because the value of a particular stock or stock market in which the Fund invests is falling. Also, the Investment Adviser may select securities that underperform the stock market or other funds with similar investment objectives and investment strategies. If the value of the Fund’s investments goes down, you may lose money. We cannot guarantee that the Fund will achieve its investment objective.

Value stocks, including those selected by the Investment Adviser for the Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. The Fund’s value discipline sometimes prevents or limits investments in stocks that are in its benchmark index, the MSCI Europe, Australasia, Far East Index (Gross) (the “MSCI EAFE Index”).

In addition, because the Fund invests most of its assets in foreign securities, the Fund is subject to further risks. For example, the value of the Fund’s securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investment. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments.

See “Investment Risks” beginning on page 45 for more information about the risks associated with the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund may be an appropriate investment if you:
  Are seeking long-term growth of capital and can withstand the share price volatility of equity investing.
  Are seeking to diversify a portfolio of equity securities to include foreign securities.
  Can tolerate the increased volatility and currency fluctuations associated with investments in foreign securities.
  Are willing to accept the risk that the value of your investment may decline in order to seek long-term growth of capital and income.

Performance
The bar chart and the performance table that follow provide some indication of the risks and volatility of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five and ten years, and since inception, compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For current performance information, please visit www.causewayfunds.com.
Institutional Class:

During the period shown in the bar chart, the best quarter was 25.51% (6/30/09) and the worst quarter was -22.05% (9/30/11).
Average Annual Total Returns
After-tax returns are shown for the Institutional Class only; after-tax returns for the Investor Class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
For the periods ended December 31, 2015:
Average Annual Total Returns - CAUSEWAY INTERNATIONAL VALUE FUND	1 Year	5 Year	10 Year	Since Inception	Inception Date
Institutional Class	(2.97%)	4.70%	3.97%	7.54%	Oct. 26, 2001
Institutional Class | Fund Returns After Taxes on Distributions	(3.76%)	4.34%	3.31%	6.89%	Oct. 26, 2001
Institutional Class | Fund Returns After Taxes on Distributions and Sale of Fund Shares	(1.67%)	3.80%	3.54%	6.58%	Oct. 26, 2001
Investor Class	(3.17%)	4.45%	3.72%	7.28%	Oct. 26, 2001
MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)	(0.39%)	4.07%	3.50%	6.11%	Oct. 26, 2001